Loss Per Share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
LOSS PER SHARE
Net (Loss)	$ (2,673,448)	$ (882,509)	$ (2,370,883)	$ (2,147,361)
Weighted average number of common shares used in basic earnings per share	9,533,290	7,555,359	7,500,142	3,557,893
Effect of dilutive securities, stock options and warrants
Weighted average number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	9,533,290	7,555,359	7,500,142	3,557,893